Other	6 Months Ended
Jun. 30, 2012
Other [Abstract]
Other Material Items [Text Block]
Other

Bond Issuances. On June 15, 2012, Puget Energy issued $450.0 million of senior secured notes. The notes are secured by substantially all of Puget Energy's assets, which consist primarily of the equity interests it holds in PSE. The notes mature on July 15, 2022 and have an interest rate of 5.625%. Net proceeds from the note offering were used by Puget Energy to pay down $425.0 million of the $859.0 million balance outstanding on a five-year $1.0 billion revolving senior secured credit facility put in place in February 2012. As of June 30, 2012, the balance on the senior secured credit facility was $434.0 million.

Allowance for Funds Used During Construction (AFUDC).  AFUDC represents the cost of both debt and equity funds used to finance utility plant additions during the construction period.  The amount of AFUDC recorded in each accounting period varies depending principally upon the level of construction work in progress and the AFUDC rate used.  AFUDC is capitalized as a part of the cost of utility plant and is credited to interest expense and as a non-cash item to other income.  Cash inflow related to AFUDC does not occur until these charges are reflected in rates.
The AFUDC rates authorized by the Washington Commission for natural gas and electric utility plant additions is 7.8% which was effective May 14, 2012.
The Washington Commission authorized the Company to calculate AFUDC using its allowed rate of return.  To the extent amounts calculated using this rate exceed the AFUDC calculated rate using the FERC formula, PSE capitalizes the excess as a deferred asset, crediting other income.  The deferred asset is amortized over the average useful life of PSE’s non-project electric utility plant, which is approximately 30 years.
The following table presents the Company’s AFUDC amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Equity AFUDC	$5,179	$8,299	$14,485	$12,033
Washington Commission AFUDC	178	365	319	4,271
Total in other income	5,357	8,664	14,804	16,304
Debt AFUDC	4,687	7,597	11,982	12,001
Total AFUDC	$10,044	$16,261	$26,786	$28,305